UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright St., Suite 2, Omaha,   NE

 68130

(Address of principal executive offices)

(Zip code)

James Ash

          Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period:  12/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012
Shares		Value

	EXCHANGE TRADED FUNDS - 59.28%
	DEBT FUND - 59.28%
11,499	iShares Barclays 1-3 Year Credit Bond Fund	$ 1,212,915
31,200	iShares Barclays 1-3 Year Treasury Bond Fund	2,633,904
22,107	PowerShares VRDO Tax Free Weekly Portfolio	552,454
14,400	Vanguard Short-Term Bond ETF	1,166,256
2,481	Vanguard Short-Term Corporate Bond ETF	151,068
5,897	Vanguard Short-Term Government Bond ETF	473,647
	TOTAL EXCHANGE TRADED FUNDS	6,190,244
	(Cost - $6,173,575)

	COMMODITY TRADING ADVISORS ^ - 9.75%
753,824	AlphaMetrix Blackwater Capital Management *	427,478
190,483	AlphaMetrix Global Advisors LTD *	115,554
403,389	AlphaMetrix QIM Global Program, LLC *	474,240
	TOTAL COMMODITY TRADING ADVISORS	1,017,272
	(Cost - $1,180,000)

	SHORT-TERM INVESTMENTS - 28.12%
	MONEY MARKET FUND - 28.12%
2,936,535	BlackRock Liquidity Funds T-Fund Portfolio, 0.01% +	2,936,535
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $2,936,535)

	TOTAL INVESTMENTS - 97.15%
	(Cost - $10,290,110) (a)	$ 10,144,051
	OTHER ASSETS LESS LIABILITIES - 2.85%	297,942
	NET ASSETS - 100.00%	$ 10,441,993

+ Money market fund; interest rate reflects the seven-day effective yield on December 31, 2012.
^ This instrument is a holding of MMFS Fund Limited.
# This instrument is a holding of Bridgeton Portolio Fund, LLC, a commodity trading advisor.
* Non-Income producing security.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,290,110 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 77,761
	Unrealized depreciation:	(223,820)
	Net Unrealized depreciation:	$ (146,059)
Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012 (Continued)
		Unrealized
		Appreciation
Contracts	OPEN LONG FUTURE CONTRACTS ^ #	(Depreciation)
2	Australian Dollar Future September 2013	$ (2,390)
	(Underlying Face Amount at Value $206,500)

2	Beanmeal Future May 2013	(2,530)
	(Underlying Face Amount at Value $82,360)

2	British Pound Future March 2013	1,638
	(Underlying Face Amount at Value $203,000)

2	CAC Index Future January 2013	(79)
	(Underlying Face Amount at Value $96,149)

2	Canadian Dollar Future March 2013	(1,580)
	(Underlying Face Amount at Value $200,740)

1	Corn Future July 2013	(1,188)
	(Underlying Face Amount at Value $34,850)

1	Cotton Future March 2013	(600)
	(Underlying Face Amount at Value $37,570)

2	Crude Oil Future September 2013	610
	(Underlying Face Amount at Value $187,440)

2	Crude Oil Future December 2013	5,210
	(Underlying Face Amount at Value $186,740)

2	Emini S&P Index Future March 2013	210
	(Underlying Face Amount at Value $142,010)

1	EOE Index Future January 2013	(317)
	(Underlying Face Amount at Value $90,578)

4	ERX 2 Bund Future March 2013	369
	(Underlying Face Amount at Value $585,341)

1	EUR/USD Future March 2013	(375)
	(Underlying Face Amount at Value $165,100)

3	Euribor Future December 2013	(297)
	(Underlying Face Amount at Value $987,723)

1	Euro BTP Future March 2013	660
	(Underlying Face Amount at Value $146,098)

3	Euro Bund Future March 2013	1,834
	(Underlying Face Amount at Value $576,734)
Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012 (Continued)
		Unrealized
		Appreciation
Contracts	OPEN LONG FUTURE CONTRACTS ^ # (Continued)	(Depreciation)
3	Euro OAT Future March 2013	$ 3,364
	(Underlying Face Amount at Value $539,194)

15	Euro Dollars Future December 2013	(363)
	(Underlying Face Amount at Value $3,736,125)

1	FTSE Index Future March 2013	(658)
	(Underlying Face Amount at Value $95,322)

1	Gilts Future March 2013	260
	(Underlying Face Amount at Value $193,840)

1	Hang Sang Index Future January 2013	(445)
	(Underlying Face Amount at Value $147,381)

1	Lean Hogs Future April 2013	-
	(Underlying Face Amount at Value $35,492)

2	Lean Hogs Future June 2013	(1,870)
	(Underlying Face Amount at Value $78,280)

3	Live Cattle Future April 2013	(460)
	(Underlying Face Amount at Value $163,656)

19	LME Aluminum Future March 2013	(15,183)
	(Underlying Face Amount at Value $984,081)

8	LME Aluminum Future June 2013	(10,400)
	(Underlying Face Amount at Value $419,600)

6	LME Aluminum Future September 2013	17,300
	(Underlying Face Amount at Value $318,338)

3	LME Aluminum Future December 2013	(1,113)
	(Underlying Face Amount at Value $160,725)

2	LME Aluminum Future March 2014	(763)
	(Underlying Face Amount at Value $108,288)

12	LME Copper Future March 2013	(11,347)
	(Underlying Face Amount at Value $2,379,075)

2	LME Copper Future June 2013	(22,339)
	(Underlying Face Amount at Value $397,438)
Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012 (Continued)
		Unrealized
		Appreciation
Contracts	OPEN LONG FUTURE CONTRACTS ^ # (Continued)	(Depreciation)
1	LME Copper Future September 2013	$ 13,263
	(Underlying Face Amount at Value $199,038)

1	LME Copper Future December 2013	(2,813)
	(Underlying Face Amount at Value $199,225)

1	LME Copper Future March 2014	(500)
	(Underlying Face Amount at Value $199,375)

10	LME Nickle Future March 2013	(45,440)
	(Underlying Face Amount at Value $384,125)

1	LME Tin Future March 2013	8,110
	(Underlying Face Amount at Value $117,000)

1	LME Zinc Future March 2013	2,902
	(Underlying Face Amount at Value $51,975)

4	Mexican Peso Future March 2013	(2,100)
	(Underlying Face Amount at Value $153,650)

2	New Zealand Dollar Future March 2013	(2,270)
	(Underlying Face Amount at Value $164,440)

8	Nifty Future January 2013	504
	(Underlying Face Amount at Value $95,248)

2	Nikkei Index Future March 2013	9,455
	(Underlying Face Amount at Value $103,750)

5	OMX 30 Index Future January 2013	185
	(Underlying Face Amount at Value $83,081)

2	Russian Ruble Future March 2013	2,100
	(Underlying Face Amount at Value $162,500)

1	SFE SPI 200 Future March 2013	(520)
	(Underlying Face Amount at Value $120,016)

1	SGX JGB Future March 2013	(1,095)
	(Underlying Face Amount at Value $143,620)

3	Singapore MSCI Index Future January 2013	737
	(Underlying Face Amount at Value $177,169)

1	Swiss Franc Future March 2013	988
	(Underlying Face Amount at Value $136,850)
Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012 (Continued)
		Unrealized
		Appreciation
Contracts	OPEN LONG FUTURE CONTRACTS ^ # (Continued)	(Depreciation)
2	Taiwan Index Future January 2013	$ 1,140
	(Underlying Face Amount at Value $55,000)

4	US 2 YR Note Future March 2013	313
	(Underlying Face Amount at Value $880,640)

6	US 10 YR Note Future March 2013	(2,594)
	(Underlying Face Amount at Value $793,500)

1	US T-Bond Future March 2013	(2,406)
	(Underlying Face Amount at Value $147,160)

	TOTAL OPEN LONG FUTURES CONTRACTS	(62,883)

	OPEN SHORT FUTURE CONTRACTS ^ #
5	Aussie 3 YR Bond Future March 2013	(657)
	(Underlying Face Amount at Value $506)

1	Beanoil Future May 2013	(468)
	(Underlying Face Amount at Value $30,108)

3	Brazilian Real Future March 2013	(3,940)
	(Underlying Face Amount at Value $145,440)

1	Coffee NY Future March 2013	7,650
	(Underlying Face Amount at Value $53,925)

2	Corn Future March 2013	(50)
	(Underlying Face Amount at Value $69,800)

3	Crude Oil Future March 2013	(11,410)
	(Underlying Face Amount at Value $276,810)

1	Crude Oil Future April 2013	(780)
	(Underlying Face Amount at Value $92,730)

1	Emini Nasdaq Future March 2013	50
	(Underlying Face Amount at Value $53,105)

2	Gold Future February 2013	(4,300)
	(Underlying Face Amount at Value $355,160)

2	Japanese Yen Future March 2013	14,538
	(Underlying Face Amount at Value $288,750)

1	KC Wheat Future July 2013	(600)
	(Underlying Face Amount at Value $42,400)
Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012 (Continued)
		Unrealized
		Appreciation
Contracts	OPEN SHORT FUTURE CONTRACTS ^ # (Continued)	(Depreciation)
19	LME Aluminium Future March 2013	$ (1,183)
	(Underlying Face Amount at Value $984,081)

9	LME Aluminium Future June 2013	(16,138)
	(Underlying Face Amount at Value $472,050)

7	LME Aluminium Future September 2013	(5,506)
	(Underlying Face Amount at Value $371,394)

3	LME Aluminium Future December 2013	(4,413)
	(Underlying Face Amount at Value $160,725)

13	LME Copper Future March 2013	(5,530)
	(Underlying Face Amount at Value $2,577,331)

3	LME Copper Future June 2013	9,669
	(Underlying Face Amount at Value $596,156)

1	LME Copper Future September 2013	8,413
	(Underlying Face Amount at Value $199,038)

10	LME Nickle Future March 2013	(16,168)
	(Underlying Face Amount at Value $1,023,420)

1	LME Zinc Future March 2013	(5,806)
	(Underlying Face Amount at Value $51,975)

4	Natural Gas Future April 2013	2,750
	(Underlying Face Amount at Value $136,000)

1	Nikkei 225-YEN Future March 2013	(5,016)
	(Underlying Face Amount at Value $52,725)

1	South African Rand Future March 2013	(1,463)
	(Underlying Face Amount at Value $58,365)

1	Soybeans Future March 2013	(1,063)
	(Underlying Face Amount at Value $70,500)

3	Sugar NY Future May 2013	(269)
	(Underlying Face Amount at Value $65,856)

2	Sugar NY Future July 2013	(1,175)
	(Underlying Face Amount at Value $44,218)

1	Wheat Future March 2013	3,700
	(Underlying Face Amount at Value $39,700)

2	Wheat Future July 2013	2,688
	(Underlying Face Amount at Value $78,400)

Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012 (Continued)
		Unrealized
		Appreciation
		(Depreciation)
	TOTAL OPEN SHORT FUTURES CONTRACTS	$ (36,477)
	TOTAL NET UNREALIZED DEPRECIATION FROM
	OPEN FUTURES CONTRACTS	$ (99,360)

Notional amounts are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts traded by the Fund are based.  While notional amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the notional amounts affect the fair value of these derivative financial instruments.

	Long Exposure Notional** Amounts	Long Exposure No. of Contracts	Short Exposure Notional** Amounts	Short Exposure No. of Contracts
Futures	18,787,174	167	8,371,668	103

** Notional values as set forth in the Statement of Financial Futures does not purport to represent economic value at risk by the Fund.  The Fund is fully at risk for its $1,597,668 investment in MMFS Fund Limited of which $580,395 is related to the investment in Bridgeton Portfolio Fund, LLC, represented by the derivatives shown above.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this proces and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012 (Continued)

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012 (Continued)

Assets	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$ 6,190,244	$ -	$ -	$ 6,190,244
Commodity Trading Advisors	-	1,017,272	-	1,017,272
Short-Term Investments	2,936,535	-	-	2,936,535
Total Investments:	9,126,779	1,017,272	-	10,144,051
Liabilities	Level 1	Level 2	Level 3	Total
Derivative Instruments *	$ 99,360	$ -	$ -	$ 99,360

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.  It is the Fund’s policy to record transfers in to or out of Level 1 and 2 at the end of the reporting period.

*Derivative Instruments include cumulative unrealized loss on futures contracts open at December 31, 2012

MMFS Fund Ltd. (MMFS-CFC) – The Consolidated Portfolio of Investments of the Fund include MMFS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

MMFS-CFC, through its investments in managed futures programs, utilizes commodity based derivative products to facilitate the Fund's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund's Prospectus.

A summary of the Fund’s investments in the MMFS-CFC is as follows:

MMFS Fund Limited (MMFS-CFC) *
December 31, 2012
	Fair Value of Commodity Pool Investment	$ 1,597,668
	Cash	$ -
	Total Net Assets	$ 1,597,668

	Percentage of the Fund's Total Net Assets	15.30%

* MMFS-CFC commenced operations on July 1, 2011

Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012 (Continued)

Futures Contracts –  The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.  The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For tax purposes, MMFS is an exempted Cayman investment company.  MMFS has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, MMFS is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.  However, as a wholly-owned Controlled Foreign Corporation, MMFS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

The following is a summary of the unrealized appreciation/(depreciation) of the derivative instruments utilized by the Portfolio as of December 31, 2012 categorized by risk exposure:

Derivative Unrealized Appreciation/(Depreciation) at 12/31/12
Equity risk exposure	$ 5,246
Interest rate risk exposure	(612)
Commodity risk exposure	(109,139)
Foreign exchange rate risk exposure	5,145
Total	$ (99,360)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/1/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    3/1/13

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/1/13